RELATED PARTY TRANSACTIONS (Details Narrative)		6 Months Ended
	Jan. 02, 2020 USD ($) ft²	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 30, 2026 USD ($)	Jan. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable						$ 12,135
Dogness Network Technology Co Ltd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Accounts receivable				$ 9,467	¥ 66,201
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party debt		61,106	$ 204,032
Linsun Smart Technology Co., Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	8,460
Lease term	10 years
Lease description	Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years.
Annual lease receivable	$ 230,000
Operating leases percentage	15.00%
Operating rent income		$ 299,930	$ 277,287